Fair Value Measurements - Transfer Between Levels (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Fair Value Measurements
Asset, Level 1 to Level 2 Transfer, Fair Value	$ 0
Asset, Level 2 to Level 1 Transfer, Fair Value	0
Asset, Level 3 Transfer, Fair Value	$ 0